Apr. 06, 2017
BLACKROCK FUNDSSM

BlackRock MSCI Asia ex Japan Index Fund
(the "Fund")

Supplement dated April 12, 2017
to the Fund's Summary Prospectuses, Prospectuses
and Statement of Additional Information ("SAI"), each dated April 6, 2017

This Supplement was previously filed on April 5, 2017

Effective June 19, 2017, the Fund will change its name to iShares MSCI Asia ex Japan Index Fund. Accordingly, effective June 19, 2017, references to the Fund's name in the Fund's Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.